OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
16.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred costs	3,134	3,409	526
Deposits – long-term*	19,442	27,646	4,268
Others	30,316	31,070	4,797

	52,892	62,125	9,591

*
On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2015, the outstanding balance was RMB15,354 (US$2,370), of which RMB13,846 (US$2,137) will be collected from 2017 to 2027 in 11 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB13,000 (US$2,007) (note 19).